UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.	20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 1999

Click here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Wisconsin Asset Management, LLC
Address:	757 N. Broadway
		Suite 312
		Milwaukee, WI 53202

13F File Number: 28-72263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	David B. Kennedy
Title:	Managing Director
Phone:	414-298-4040
Signature, Place, and Date of Signing:

	David B. Kennedy	Milwaukee, WI	FEB 10, 2000


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934


FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	39

Form 13F Information Table value Total:	$347,151

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AMERICA ONLINE INC DEL         COM              02364J104    15056   198433 SH       SOLE                 152000             46433
D BMC SOFTWARE INC               COM              055921100     3257    40750 SH       SOLE                  40000               750
D BRISTOL MYERS SQUIBB           COM              110122108     2461    38340 SH       SOLE                  30000              8340
D CADENCE DESIGN SYS             COM              127387108     4928   205331 SH       SOLE                 170000             35331
D CISCO SYSTEM INC               COM              17275R102    57615   537831 SH       SOLE                 256500            281331
D CLEAR CHANNEL COMMUNICATION    COM              184502102     3900    43700 SH       SOLE                  40000              3700
D COMPUTER ASSOC INTL            COM              204912109     1759    25000 SH       SOLE                  25000
D DELL COMPUTER CORP             COM              247025109    16438   322320 SH       SOLE                 201500            120820
D E M C CORP MASS                COM              268648102    29054   265945 SH       SOLE                 141500            124445
D GENERAL ELECTRIC CO            COM              369604103     7731    49958 SH       SOLE                  26600             23758
D GUIDANT CORP                   COM              401698105      254     5400 SH       SOLE                                     5400
D INTEL CORP                     COM              458140100    19806   240624 SH       SOLE                 121500            119124
D INTL BUSINESS MACH             COM              459200101     5448    50500 SH       SOLE                  50000               500
D KOHLS CORP                     COM              500255104     6800    94193 SH       SOLE                  75750             18443
D LILLY ELI & COMPANY            COM              532457108      998    15011 SH       SOLE                    750             14261
D LUCENT TECHNOLOGIES INC        COM              549463107    21600   288004 SH       SOLE                 171500            116504
D MCI WORLDCOM                   COM              55268B106     4642    87485 SH       SOLE                  61500             25985
D MEDTRONIC INC                  COM              585055106      202     5536 SH       SOLE                                     5536
D MERCK & CO                     COM              589331107      239     3556 SH       SOLE                                     3556
D MICROSOFT CP WASH              COM              594918104    24668   211291 SH       SOLE                 112000             99791
D NETSMART TECHNOLOGIES INC      COM              64114W306      126    19766 SH       SOLE                                    19766
D NOKIA CORP SPON ADR            COM              654902204    21607   113087 SH       SOLE                  61300             52087
D NORTHERN TRUST                 COM              665859104      337     6350 SH       SOLE                                     6350
D PARAMETRIC TECH CORP           COM              699173100     6423   237331 SH       SOLE                 190000             47331
D PFIZER                         COM              717081103     2000    61662 SH       SOLE                   1000             60662
D SANMINA CORP                   COM              800907107     2756    27590 SH       SOLE                  20500              7090
D SCHERING PLOUGH                COM              806605101      453    10679 SH       SOLE                                    10679
D SCHWAB CHARLS CP NEW           COM              808513105     7133   186486 SH       SOLE                 126000             60486
D SDL, INC                       COM              784076101      801     3675 SH       SOLE                    125              3675
D SNAP ON INC                    COM              833034101      406    15301 SH       SOLE                                    15301
D SOLECTRON                      COM              834182107    18266   192025 SH       SOLE                 151800             40725
D SUN MICROSYSTEMS               COM              866810104    20049   258903 SH       SOLE                 102500            156403
D TELLABS INC  DEL               COM              879664100    21110   328875 SH       SOLE                 211500            117375
D TEXAS INSTRUMENTS  INC         COM              882508104     2360    24427 SH       SOLE                   2500             21927
D TYCO                           COM              902124106     3342    85700 SH       SOLE                  75000             10700
D VITESSEE SEMICONDUCTOR CP      COM              928497106     2010    38325 SH       SOLE                   1350             37475
D VODAFONE AIRTOUCH PLC          COM              92857T107     8458   170871 SH       SOLE                 125000             45871
D WALGREEN COMPANY               COM              931422109      473    16182 SH       SOLE                                    16182
D WARNER LAMBERT                 COM              934488107     2184    26650 SH       SOLE                  21000              5650
S REPORT SUMMARY                 39 DATA RECORDS              347151            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED